Cover - shares	12 Months Ended
	Mar. 31, 2026	Jul. 31, 2026
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	RAYTECH HOLDING LIMITED
Entity Central Index Key	0001948443
Entity File Number	001-42100
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Unit 609, 6/F, Nan Fung Commercial Centre
Entity Address, Address Line Two	No.19 Lam Lok Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Ordinary Shares $0.0001 par value per share
Trading Symbol	RAY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		5,874,743
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mr. Ching Tim Hoi
Contact Personnel Email Address	ray@raytech.com.hk
Entity Address, Address Line One	Unit 609, 6/F, Nan Fung Commercial Centre
Entity Address, Address Line Two	No.19 Lam Lok Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2117 0236